April 14, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Variable Contracts Funds, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Principal Variable Contracts Funds, Inc. ("PVC"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933
(the "Act") PVC's registration statement on Form N-14 under the Act (the "Registration
Statement"). The Registration Statement relates to proposed Plans of Reorganization providing for the transfer of all the assets, subject to all the liabilities, of the Acquired Funds, all series of
PVC, to and in exchange for shares of the Acquiring Funds, all previously created series of PVC as follows:

	Acquired Fund	Acquiring Fund
	Short-Term Bond Account	Short-Term Income Account
	Government & High Quality Bond Account	Mortgage Securities Account
	MidCap Value Account II	MidCap Blend Account
	MidCap Growth Account I	MidCap Blend Account
	International SmallCap Account	Diversified International Account

The proposed mailing date to shareholders is on or about May 19, 2010.

Please call me at 515-235-9328 or Michael D. Roughton of this office at 515-248-3842 if you have any questions or comments.

Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Variable Contracts Funds, Inc.

Enclosures